SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of consolidation	Basis of consolidation The consolidated financial statements include the accounts of Perion and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.
Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for doubtful debts, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of stock-based awards, realizability of deferred tax assets, tax uncertainties, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Financial statements in U.S. dollars
Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (“USD”). Major parts of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the USD. Accordingly, monetary accounts maintained in currencies other than the USD are remeasured into USD, in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses resulting from the remeasurement of the monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Management believes that the USD is the currency of the primary economic environment in which the Company operates. The financial statements of other subsidiaries, whose functional currency is determined to be their local currency, have been translated into USD. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for each applicable quarter. The resulting translation adjustments are reported as an accumulated other comprehensive income (loss) component of shareholders' equity.

Cash and cash equivalents and short-term deposits
Cash and cash equivalents and short-term deposits

The Company considers all short-term, highly liquid and unrestricted cash balances, with stated maturities of three months or less from date of purchase, as cash equivalents. Short-term deposits are bank deposits with maturities of more than three months but less than one year. The short-term deposits as of December 31, 2016 and 2017 are denominated primarily in USD and bear interest at an average annual rate of 1.12% and 1.59%, respectively.

Restricted cash
Restricted cash

Restricted cash is comprised primarily of security deposits that are held to secure the Company’s hedging activity, lease obligations and certain letters of credit associated with lease obligations. Restricted cash in the amount of $1,184 and $1,188, as of December 31, 2016 and 2017, respectively, are included under prepaid expenses and other current assets.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Trade accounts receivables are stated at realizable value, net of an allowance for doubtful accounts. The Company evaluates its outstanding accounts receivable and establishes an allowance for doubtful accounts based on information available on their credit condition, current aging and historical experience. These allowances are reevaluated and adjusted periodically as additional information is available.

Property and equipment
Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Impairment of long-lived assets and intangible assets subject to amortization
Impairment of long-lived assets and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

In 2017, the Company recorded impairment charges of $19,981, respectively, with respect to intangible assets subject to amortization. No such impairment charges were recorded in 2016. In 2015, the Company wrote off $8,471 of intangible assets (see Note 6).

Goodwill
Goodwill

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The Company determined that certain indicators of potential impairment existed during 2017, which triggered goodwill impairment analysis for its reporting units. These indicators included a decrease in the Company’s share price and a miss of the targeted budget due to lower sales, higher media buy as a percentage of revenues. We expect traffic acquisition costs (TAC) as a percent of revenues to increase in 2018 and beyond as industry budgets shift toward automated channels. This trend is driven by higher TAC expectations related to increased revenues in programmatic and the effect of header bidding and Chrome ad blocker.

Based on the goodwill assessment for the Undertone reporting unit in 2017, the Company determined that the carrying amount of the Undertone reporting unit exceeds its fair value and recorded an impairment charge of $65,686 to its Goodwill.  No such impairment charges were recorded in 2016. In 2015, the Company recorded a goodwill impairment charge of $87,043 in connection with its Search monetization reporting unit and Grow mobile reporting unit (discontinued operation).

The majority of the inputs used in the discounted cash flow model to determine the fair value of the reporting units are unobservable and thus are considered to be Level 3 inputs.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. The Customer Relationship, technology and trade name are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

Deferred Financing Costs
Deferred Financing Costs

Direct and incremental costs related to the issuance of debt are capitalized as deferred financing costs and are deducted from the carrying amount of that debt in the consolidated balance sheets. The Company amortizes deferred financing costs using the effective-interest method and records such amortization as interest expense.

Revenue recognition
Revenue recognition

The Company generates revenues primarily from two major sources:

Search Revenues - the Company obtains its search revenues from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers (either based on fixed price models, pay-per-search fee or portion of the revenue generated by the search partners).

Advertising Revenues - the Company primarily generates advertising revenues from delivering, high impact ad formats creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications.

The Company evaluates whether Search and Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selecting its suppliers and whether it changes the products or performs part of the service. The evaluation of these factors is subject to significant judgment and subjectivity. Generally, in cases in which the Company is primarily obligated in a transaction, is subject to risk, involved in the determination of the product (or the service) specifications, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; services are rendered; the fee or price charged is fixed or determinable; and collectability is reasonably assured. Deferred revenue is recorded when payments are received from customers in advance of the Company's rendering of services.

Cost of revenues
Cost of revenues

Cost of revenues consists primarily of expenses associated with the operation of the Company’s data centers, including depreciation, labor, energy and bandwidth costs, as well as content acquisition costs, and customer support. The direct cost relating to search revenues is immaterial.

Customer acquisition costs and media buy
Customer acquisition costs and media buy

Customer acquisition costs and media buy consist of amounts paid to publishers who distribute the Company’s search applications and services and other products and the costs of advertising inventory incurred to deliver ads. Customer acquisition costs are primarily based on revenue share arrangements with minimum guaranty and are charged as incurred.

Research and development costs
Research and development costs

Research and development costs are charged to the statement of income as incurred, except for certain costs relating to internally developed software, which are capitalized.
The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: (i) the preliminary project stage (all costs expensed as incurred); (ii) the application development stage (costs are capitalized) and (iii) the post implementation/operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software, generally three years, once it is ready for its intended use. The Company believes that the straight-line recognition method best approximates the manner in which the expected benefit will be derived.  Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. As a result of changes in circumstances, management decided to abandon certain projects and therefore recorded an impairment charge of $3,390 in 2015, which is included as a loss from discontinued operation.

Capitalized software development costs, net of accumulated amortization, of $4,393 and $9,195 are included in property and equipment in the consolidated balance sheets as of December 31, 2016 and 2017, respectively (see Note 5).

Income taxes
Income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent necessary, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrued interest and penalties related to unrecognized tax benefits in its financial expenses.

Severance pay
Severance pay

The majority of the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law, 1963 (“Section 14”), where the Company's contributions for severance pay is paid to the employee upon termination instead of the severance liability that would otherwise be payable under the law as aforementioned. Upon contribution to a fund, based on the full amount of the employee's monthly salary, and release of the fund to the employee, no additional severance payments are required to be made by the Company to the employee. Therefore, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to such employees once the deposit amounts have been paid.

The Company's liability for severance pay to its Israel-based employees not under Section 14, is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salaries of such employees, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date. This liability is fully provided for by monthly deposits in insurance policies and by an accrual. The deposited funds include profits and losses accumulated up to the balance sheet date and they may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law.

Severance expenses from continuing operations for the years ended December 31, 2015, 2016 and 2017 amounted to $2,310, $2,917 and $2,039, respectively. The balances of severance deposits and accrued severance pay are immaterial and included in other assets and other long-term liabilities on the accompanying balance sheets, respectively.

Employee benefit plan
Employee benefit plan

The Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company matches 100% of each participant’s contributions, up to 3% of employee deferral, and 50% of the next 2% of employee deferral. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of income.

Total employer 401(k) contributions for the years ended December 31, 2015, 2016 and 2017 were $247, $1,018 and $2,765, respectively.

Comprehensive income (loss)
Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its other comprehensive income (loss) relates to hedging derivative instruments and foreign currency translation adjustments.

Net earnings per share
Net earnings per share

In accordance with ASC 260, "Earnings Per Share", basic net earnings per share ("Basic EPS") is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.

The weighted average number of ordinary shares related to the outstanding options, restricted shares, convertible debt and warrants excluded from the calculations of diluted net earnings per ordinary share, as these securities are anti-dilutive, was 14,179,439, 10,700,363 and 16,224,618 for the years ended December 31, 2015, 2016 and 2017, respectively.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents, bank deposits, restricted cash and accounts receivable.

The majority of the Company’s cash and cash equivalents, bank deposits and restricted cash are invested in USD instruments with major banks in the U.S. and Israel. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company’s major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material bad debt losses. Total expenses for doubtful debts during 2015, 2016 and 2017 amounted to $104, $152 and $230, respectively.

Stock-based compensation
Stock-based compensation

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant, using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. The Company estimates forfeitures to be estimated at the time of grant, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based stock units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company should reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The Company estimates the fair value of its new stock-based awards using the Binomial option-pricing model.

The following table presents the various assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2015	2016	2017

Risk-free interest rate	0.17% - 1.76%	0.46% - 1.73%	0.81% - 2.08%
Expected volatility	43.49% - 50.31%	49.49% - 53.54%	52% - 56%
Early exercise factor	160% - 210%	150% - 200%	150% - 200%
Forfeiture rate post vesting	0% - 18%	5% - 20%	0% - 23%
Dividend yield	0%	0%	0%

The expected volatility is calculated based on the actual historical stock price movements of the Company’s stock.

The expected option term represents the period that the Company’s stock options are expected to be outstanding.

The early exercise factor and the forfeiture rate post-vesting are calculated based on the Company’s estimated early exercise and post-vesting forfeiture multiples, which are based on comparable companies and on actual historical data.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds, with a term which is equivalent to the expected term of the stock-based awards. The dividend yield is based on the current decision of the Company’s management not to distribute any dividends.

The fair value of restricted stock units (“RSU”) is based on the market value of the underlying shares on the date of grant.

Derivative instruments
Derivative instruments

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires recognizing all derivatives on the balance sheet at fair value. If the derivatives meet the definition of a cash flow hedge and are so designated, depending on the nature of the hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of a derivative’s change in fair value, if any, is recognized in earnings, as well as gains and losses from a derivative’s change in fair value that are not designated as hedges are recognized in earnings immediately.

Starting 2014, in order to mitigate the potential adverse impact on cash flows resulting from fluctuations in the exchange rate of the new Israeli shekels (“ILS”), the Company started to hedge portions of its forecasted expenses denominated in ILS with swap and options contracts. The Company does not speculate in these hedging instruments in order to profit from foreign currency exchanges, nor does it enter into trades for which there are no underlying exposures.

To protect against the increase in value of forecasted foreign currency cash flow resulting mainly from salaries and related benefits and taxes paid in ILS during the year, the Company hedges portions of its anticipated payroll denominated in ILS for a period of one to twelve months with forward and options contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the ILS, the decline in present value of future ILS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens, the increase in the present value of future ILS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

The Company follows the requirements of ASC No. 815, ”Derivatives and Hedging” (“ASC 815”), which requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

Additionally, in order to mitigate the potential adverse impact of the fluctuations in the ILS-USD exchange rate in connection with the convertible debt (see Note 10), the Company has entered into a cross currency interest rate SWAP agreement (the “SWAP”) in order to hedge the future interest and principal payments, which are all denominated in ILS. However, since the convertible debt is measured at fair value at each reporting date, the SWAP does not qualify and was not designated as hedge under ASC 815. Therefore, gains or losses resulting from the change of the SWAP's fair value are recognized immediately as incurred in "financial expenses, net". The Company measured the fair value of these contracts in accordance with ASC 820, "Fair Value Measurement and Disclosures", and they were classified as level 2.

In order to limit the Company’s interest expenses derived from the secured credit agreement in which the Company entered concurrently with the closing of the Undertone acquisition (see Note 6), the Company has purchased a Cap Option for the interest amounts expected to be paid till June 2018. The cap option is designated as cash flow hedge under ASC 815.

The notional value of the Company’s derivative instruments as of December 31, 2016 and 2017, amounted to $72,569 and $51,504, respectively. Notional values in USD are translated and calculated based on the spot rates for options and swap. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company; however, they are used in the calculation of settlements under the contracts.

Fair value of financial instruments
Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

Treasury shares
Treasury shares

In the past, the Company repurchased its ordinary shares on the open market. The Company holds those shares as treasury shares and presents their cost as a reduction of shareholders' equity.

Business combinations
Business combinations

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.

Discontinued operations
Discontinued operations

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation", when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the entity’s consolidated operations and the entity will no longer have any significant continuing involvement in the operations of the component.

In August 2016, the Company completed the sale of its Grow Mobile Engagement ("GME") business for a total consideration of $1,750, which was included in net loss from discontinued operations in the consolidated statement of income for the year ended December 31, 2016.

The results of the discontinued operations, including prior periods' comparable results, which have been retroactively reclassified as a separate line items in the statements of income, are presented below:

	Year ended December 31,
	2015	2016*

Costs and expenses	7,444	5,192
Impairment of intangible assets and goodwill	19,555	-
Gain on disposal of the discontinued operations	-	(1,750)
Loss before taxes on income	(26,999)	(3,442)
Taxes on income	-	795
Total net loss on discontinued operations	$(26,999)	$(2,647)

Depreciation expenses from discontinued operations totaled $550 and $71 and $0, for the years ended December 31, 2015, 2016 and 2017, respectively.

* Represent the results of the discontinued operations until their disposal.

Reclassifications	Reclassifications Certain items of expense for the fiscal year of 2016 have been reclassified to conform to current year financial statement presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 606)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. Topic 606 was further amended during 2016 as follows:

•
In March 2016, by ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers.

•
In April 2016, by 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, that clarified two aspects of ASC 606, identifying performance obligations and the licensing implementation guidance, while retaining the related principles of those areas.

•
In May 2016, by ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. ASU 2016-12 address certain issues in the guidance on assessing collectability, presentation of sales taxes, noncash consideration, and completed contracts and contract modifications at transition.

The new standard further requires new disclosures about contracts with customers, including the significant judgments the company has made when applying the guidance.

As currently issued and amended, ASC 606 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, using either of two methods: (1) full retrospective application or (2) modified retrospective application. The Company will adopt the new standard effective January 1, 2018, using the modified retrospective transition method. The Company finalized its analysis and the adoption of this guidance will not have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 requires that long-term lease arrangements be recognized on the balance sheet. The standard is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting. The ASU simplifies several aspects of the accounting for share-based payment transaction, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The Company adopted ASU 2016-09 on January 1, 2017, and= chose to continue to use the current method of estimating forfeitures each period rather than accounting for forfeitures as they occur. The adoption of the new standard had no material impact on the Company's consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update (ASU) 2016-18, Statement of Cash Flows: Restricted Cash, providing specific guidance on the cash flow classification and presentation of changes in restricted cash and restricted cash equivalents. Amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flow. The amendments in ASU 2016-18 are effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted, including adoption in an interim period. The standard requires application retrospective transition method.

In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): - Simplifying the Test for Goodwill Impairment”, which eliminates the requirement to calculate the implied fair value of goodwill (i.e., Step 2 of the goodwill impairment test) for the purpose of measuring a goodwill impairment charge. Instead, an impairment charge shall be recognized based on the excess of a reporting unit’s carrying amount over its fair value. The standard shall be applied prospectively and is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019, for public entities. Early adoption is permitted for annual and interim goodwill impairment testing dates after January 1, 2017. The Company adopted the new guidance on January 1, 2017 (refer also to Note 6).

In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.